UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices)	(Zip code)

Daniel Heflin
Torchlight Value Fund Master, LLC
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TORCHLIGHT VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS
January 31, 2012 (unaudited)

			Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (94.39%)

Ansonia CDO Ltd.	5.702% due 07/28/2046	(a)	$2,514,624	$712,393	(b),(c),(d)
Ansonia CDO Ltd.	7.445% due 07/28/2046	(a)	2,000,000	—	(b),(c),(d),(e)
Ansonia CDO Ltd.	7.149% due 07/28/2046	(a)	2,000,000	—	(b),(c),(d),(e)
Arbor Realty Mortgage Securities	1.011% due 02/21/2040	(a)	2,694,177	2,101,458	(b),(c),(d),(f)
Banc of America Large Loan, Inc.	2.035% due 11/15/2015	(a)	16,186,114	15,016,181	(f)
Banc of America Large Loan, Inc.	5.816% due 05/15/2046	(a)	4,500,000	4,334,670	(f)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	6.721% due 06/11/2035	(a)	9,054,108	8,089,574	(e),(f)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032	(a)	8,507,162	4,305,228	(c)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.419% due 02/10/2051	(a)	234,915,603	3,603,582	(c),(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.845% due 11/10/2038	(a)	55,115,891	844,894	(c),(f),(g)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037	(a)	12,300,000	11,502,099
Capital Trust Re CDO Ltd.	5.267% due 06/25/2035	(a)	15,000,000	13,885,500	(b),(c),(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049	(a)	40,500,000	1,370,532	(c),(f),(g)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030	(a)	2,500,000	2,587,300	(f)
Commercial Mortgage Pass-Through Certificates	0.415% due 12/15/2020	(a)	4,000,000	3,582,720	(f)
Commercial Mortgage Pass-Through Certificates	2.466% due 07/10/2046	(a)	29,523,821	2,787,639	(f),(g)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039	(a)	3,638,000	2,752,042	(c),(f)
Commercial Mortgage Pass-Through Certificates	0.735% due 12/15/2020	(a)	1,351,448	1,189,274	(c),(f)
Credit Suisse First Boston Mortgage Securities Corp.	5.575% due 05/15/2036		3,000,000	2,944,800	(f)
Credit Suisse First Boston Mortgage Securities Corp.	0.572% due 12/15/2035	(a)	31,598,776	188,032	(c),(f),(g)
Credit Suisse Mortgage Capital Certificates	0.940% due 04/15/2022	(a)	3,000,000	1,840,692	(c),(e),(f)
Credit Suisse Mortgage Capital Certificates	0.101% due 01/15/2049	(a)	291,296,916	1,538,048	(f),(g)
Credit Suisse Mortgage Capital Certificates	0.735% due 10/15/2021	(a)	1,200,000	979,820	(c),(f)
Credit Suisse Mortgage Capital Certificates	5.794% due 09/15/2039	(a)	16,000,000	200,411	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(a)	11,196,000	8,117,100	(c),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(a)	8,000,000	3,602,856	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038		2,500,000	2,509,425
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035	(a)	5,200,000	2,148,713	(c)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038		1,415,817	1,468,698
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036	(a)	3,325,000	1,092,213	(c),(e)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040	(a)	12,523,000	751,380	(c),(f)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038	(a)	2,000,000	481,666	(c),(f)
DBUBS Mortgage Trust	1.506% due 08/10/2044	(a)	27,882,553	1,552,216	(c),(f),(g)
DBUBS Mortgage Trust	1.398% due 11/10/2046	(a)	15,740,481	891,383	(f),(g)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032	(a)	6,043,169	6,072,599
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031	(a)	6,500,000	5,896,799	(c)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031	(a)	6,300,000	4,421,113	(b),(c)
DLJ Commercial Mortgage Corp.	7.824% due 11/10/2033		1,899,000	1,900,272	(f)
DLJ Commercial Mortgage Corp.	8.000% due 11/10/2033		1,275,000	1,283,645	(f)
DR Structured Finance Corp.	9.350% due 08/15/2019		2,098,560	604,889	(b),(c)
DR Structured Finance Corp.	8.375% due 08/15/2015		265,865	120,710	(b),(c)
DR Structured Finance Corp.	8.550% due 08/15/2019		421,740	62,687	(b),(c)
Extended Stay America Trust	5.498% due 11/05/2027	(a)	5,000,000	5,093,200
First Union National Bank Commercial Mortgage	6.000% due 12/12/2033	(a)	5,000,000	4,900,000	(c)
FREMF Mortgage Trust	4.751% due 11/25/2046	(a)	5,000,000	4,246,093	(c),(f)
FREMF Mortgage Trust	5.159% due 02/25/2047	(a)	2,000,000	1,796,028	(c),(f)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035		3,000,000	2,998,770	(f)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045		3,000,000	2,910,900	(f)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040		2,775,000	2,677,875	(c),(f)
GE Capital Commercial Mortgage Corp.	5.306% due 11/10/2045		5,481,000	1,718,962	(c),(f)
GE Capital Commercial Mortgage Corp.	1.053% due 01/10/2038	(a)	97,938,689	934,345	(c),(f),(g)
GE Capital Commercial Mortgage Corp.	5.266% due 05/10/2043	(a)	2,972,000	256,335	(c),(f)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2012 (unaudited)

			Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

GE Capital Commercial Mortgage Corp.	5.338% due 06/10/2048	(a)	$2,200,000	$123,750	(c),(e),(f)
GE Capital Commercial Mortgage Corp.	5.755% due 12/10/2049	(a)	3,000,000	31,098	(c),(e),(f)
G-Force LLC	5.090% due 08/22/2036	(a)	4,700,000	3,976,670	(b),(c),(d)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033	(a)	7,835,805	6,317,869	(c)
Gramercy Real Estate CDO	0.880% due 07/25/2035	(a)	6,282,601	4,767,866	(c),(d),(f)
Greenwich Capital Commercial Funding Corp.	0.311% due 03/10/2039	(a)	282,253,243	3,064,762	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	0.097% due 12/10/2049	(a)	185,452,808	1,259,262	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	1.845% due 07/05/2035	(a)	48,399,867	894,439	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	1.962% due 01/11/2035	(a)	81,546,407	766,536	(c),(f),(g)
GS Mortgage Securities Corp. II	1.157% due 03/10/2044	(a)	80,459,210	4,423,647	(f),(g)
GS Mortgage Securities Corp. II	1.779% due 08/10/2044	(a)	21,793,253	1,982,096	(f),(g)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030	(a)	1,949,734	1,945,913
GS Mortgage Securities Corp. II	0.207% due 05/03/2032	(a)	65,000,000	1,500,141	(c),(f),(g)
GS Mortgage Securities Corp. II	5.581% due 12/20/2049	(a)	5,000,000	937,500	(b),(c),(d),(f)
GS Mortgage Securities Corp. II	0.711% due 07/10/2039	(a)	108,354,550	293,641	(f),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(a)	21,780,000	72,593	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.389% due 07/15/2046	(a)	10,000,000	7,720,740	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.314% due 08/15/2046	(a)	7,644,000	6,084,843	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042		5,000,000	4,706,148	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.184% due 08/05/2032	(a)	5,000,000	4,525,350	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.554% due 05/15/2045		223,003,626	4,487,301	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.355% due 06/12/2041		4,000,000	3,868,720	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.260% due 06/12/2047		294,233,787	3,519,654	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038	(a)	6,513,000	3,447,240	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.429% due 05/15/2047		214,691,647	3,004,159	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.955% due 11/15/2043	(a)	14,396,139	1,392,683	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.347% due 02/15/2046	(a)	21,824,313	1,387,627	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.513% due 02/15/2051		114,774,154	1,239,561	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.320% due 01/15/2049		71,846,947	799,599	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.452% due 08/12/2037	(a)	2,910,000	774,788	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.572% due 05/15/2045	(a)	2,000,000	607,142	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035	(a)	13,708,350	232,390	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.177% due 08/15/2042	(a)	2,500,000	215,625	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.058% due 02/15/2051	(a)	3,600,000	111,956	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.785% due 05/15/2047	(a)	5,500,000	20,625	(c),(e),(f)
LB Commercial Conduit Mortgage Trust	6.000% due 10/15/2035	(a)	9,520	9,504
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032	(a)	5,091,000	5,073,640	(f)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036		4,000,000	3,896,680	(f)
LB UBS Commercial Mortgage Trust	0.669% due 11/15/2038	(a)	87,991,098	1,972,505	(c),(f),(g)
LB UBS Commercial Mortgage Trust	0.163% due 02/15/2040	(a)	133,111,938	1,490,375	(c),(f),(g)
LB UBS Commercial Mortgage Trust	4.846% due 02/15/2037	(a)	1,600,000	1,432,000	(c),(f)
LB UBS Commercial Mortgage Trust	0.252% due 04/15/2040	(a)	131,577,328	1,069,132	(c),(f),(g)
LB UBS Commercial Mortgage Trust	0.470% due 02/15/2040		45,042,381	780,584	(f),(g)
LB UBS Commercial Mortgage Trust	0.528% due 02/15/2040		38,645,401	715,991	(c),(f),(g)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040	(a)	3,000,000	607,500	(c),(f)
LB UBS Commercial Mortgage Trust	6.234% due 07/15/2040	(a)	19,095,000	461,870	(c),(e),(f)
LNR CDO Ltd.	0.747% due 07/24/2022	(a)	3,799,609	3,328,457	(c),(d),(f)
LNR CDO Ltd.	0.809% due 07/23/2018	(a)	1,881,591	1,592,014	(c),(d),(f)
Mach One Trust Commercial Mortgage-Backed	6.107% due 05/28/2040	(a)	1,706,000	1,546,318	(b),(c),(d),(f)
Merrill Lynch Mortgage Investors Inc.	6.250% due 12/10/2029		4,057,424	4,118,772	(f)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043		5,000,000	5,135,150	(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042	(a)	3,675,000	2,747,063	(c),(f)
Merrill Lynch Mortgage Trust	5.497% due 09/12/2042	(a)	3,200,000	216,000	(c),(e),(f)

TORCHLIGHT VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS
January 31, 2012 (unaudited)

			Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Merrill Lynch Mortgage Trust	5.019% due 09/12/2042	(a)	$3,107,000	$93,210	(c),(e),(f)
Merrill Lynch Mortgage Trust	5.220% due 11/12/2037	(a)	579,000	28,226	(c),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.616% due 12/12/2049		95,082,765	1,614,505	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.473% due 09/12/2049		129,412,800	1,393,776	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.295% due 03/12/2051	(a)	126,144,260	1,163,441	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.211% due 12/12/2049	(a)	99,035,890	1,069,667	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.109% due 09/12/2049	(a)	170,966,705	976,340	(c),(f),(g)
Morgan Stanley Capital I	4.770% due 07/15/2056		3,500,000	3,513,510
Morgan Stanley Capital I	6.010% due 11/15/2030	(a)	3,118,904	3,090,959
Morgan Stanley Capital I	0.440% due 03/15/2044	(a)	149,193,085	2,372,260	(c),(f),(g)
Morgan Stanley Capital I	0.986% due 09/15/2047	(a)	55,029,497	2,118,636	(f),(g)
Morgan Stanley Capital I	0.263% due 11/12/2049	(a)	103,799,565	1,269,282	(c),(f),(g)
Morgan Stanley Capital I	0.230% due 02/12/2044	(a)	152,756,405	1,235,448	(c),(f),(g)
Morgan Stanley Capital I	0.302% due 09/15/2047	(a)	69,000,000	1,209,108	(c),(f),(g)
Morgan Stanley Capital I	0.936% due 07/15/2019	(a)	1,400,000	875,087	(c),(e),(f)
Morgan Stanley Capital I	0.357% due 06/13/2041	(a)	128,131,724	593,416	(c),(f),(g)
Morgan Stanley Reremic Trust	5.788% due 08/15/2045	(a)	6,000,000	6,092,640	(f)
Morgan Stanley Reremic Trust	5.788% due 08/12/2045	(a)	6,000,000	6,092,640	(f)
PNC Mortgage Acceptance Corp.	6.850% due 12/10/2032	(a)	2,455,000	2,447,979	(b),(f)
Prudential Securities Secured Financing Corp.	7.017% due 04/15/2013		3,000,000	3,000,000	(c),(f)
RBSCF Trust	4.970% due 04/16/2040	(a)	1,500,000	1,437,273	(c),(f)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032	(a)	3,000,000	2,208,750	(c),(f)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032	(a)	1,000,000	1,041,000	(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035	(a)	15,606,000	11,551,652	(c)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035		7,000,000	7,218,400	(f)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035		6,500,000	6,448,585	(f)
Wachovia Bank Commercial Mortgage Trust	5.206% due 11/15/2035	(a)	14,396,000	5,519,652	(c),(f)
Wachovia Bank Commercial Mortgage Trust	0.489% due 12/15/2043	(a)	243,366,652	3,943,854	(c),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045		3,000,000	3,117,780	(f)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034	(a)	2,500,000	2,510,300	(f)
Wachovia Bank Commercial Mortgage Trust	0.243% due 04/15/2047	(a)	136,045,363	1,078,513	(c),(f),(g)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044	(a)	4,036,500	592,021	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.284% due 04/15/2042	(a)	1,000,000	266,250	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.966% due 10/15/2048	(a)	5,000,000	187,500	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.956% due 10/15/2048	(a)	5,000,000	187,500	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.853% due 12/15/2043	(a)	12,500,000	43,188	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.769% due 04/15/2047	(a)	1,000,000	3,455	(c),(e),(f)
Wells Fargo Commercial Mortgage Trust	1.458% due 11/15/2043	(a)	11,272,032	946,596	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	2.094% due 11/15/2044	(a)	12,499,117	1,515,928	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	1.730% due 03/15/2044	(a)	10,902,335	941,228	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	0.888% due 06/15/2044	(a)	22,758,683	936,995	(c),(f),(g)

Total Commercial Mortgage-Backed Securities (Cost $478,273,977)				365,511,800

MORTGAGE-BACKED SECURITIES (0.74%)

Government National Mortgage Association	1.393% due 09/16/2046		17,667,526	1,145,174	(c),(f),(g)
Government National Mortgage Association	1.151% due 01/16/2052		15,808,596	864,004	(c),(f),(g)
Government National Mortgage Association	1.107% due 11/16/2047		21,050,785	863,503	(f),(g)

Total Mortgage-Backed Securities (Cost $3,101,202)				2,872,681

TORCHLIGHT VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS
January 31, 2012 (unaudited)

		Principal Amount	Value

MEZZANINE LOAN (0.63%)

Hilton Worldwide	3.460% due 11/12/2012	$2,995,273	$2,448,430	(c)

Total Mezzanine Loan (Cost $2,684,513)			2,448,430

CORPORATE BOND (0.00%)

Cresent Resources TLB	8.000% due 12/31/2049	8,670	7,298	(b),(c)

Total Corporate Bond (Cost $2,824)			7,298

TOTAL SECURITIES (95.76%) (Cost $484,062,516)(h)			370,840,209

OTHER ASSETS, NET OF LIABILITIES (4.24%)			16,407,360

MEMBERS’ CAPITAL (100.00%)			$387,247,569

(a)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2012 was $281,731,292 or 72.75% of the Master Fund’s members’ capital.

(b)	Illiquid security. At January 31, 2012, illiquid securities with aggregate principal of $47,164,636 had a value of $30,824,515 which represented 7.96% of the Master Fund’s members’ capital.
(c)

Fair valued security. At January 31, 2012, the fair valued securities represented 53.47% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. Fair valued securities are not necessarily an indication of such securities being designated as Level 3. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(d)	CDO security. At January 31, 2012, collateralized debt obligations in aggregate had a value of $32,848,176 which represented 8.48% of the Master Fund’s members’ capital.
(e)	Defaulted security.
(f)	Variable rate security.
(g)

Interest-only security. At January 31, 2012, interest-only securities in aggregate had a value of $77,006,040 which represented 19.89% of the Master Fund’s members’ capital. Amount shown as principal represents current face amount of the underlying security.

(h)

The cost for federal income tax purposes was $484,062,516. At January 31, 2012 net unrealized depreciation for all securities based on tax cost was $113,222,307. This consisted of aggregate gross unrealized appreciation for all securities of $16,415,202 and aggregate gross unrealized depreciation for all securities of $129,637,509.

Torchlight Value Fund Master, LLC (unaudited)
January 31, 2012

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of January 31, 2012 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$152,946,388	$212,565,412	$365,511,800
Corporate Bond	-	-	7,298	7,298
Mezzanine Loan	-	-	2,448,430	2,448,430
Mortgage-Backed Securities	-	-	2,872,681	2,872,681
Total	$-	$152,946,388	$217,893,821	$370,840,209

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Corporate Bond	Mezzanine Loan	Mortgage-Backed Securities	Total
Balance as of 10/31/11	$225,916,334	$7,210	$2,346,371	$2,929,534	$231,199,449
Realized gain (loss)	(536,919)	-	490	-	(536,429)
Change in unrealized appreciation/(depreciation)	4,856,409	(343)	106,296	57,198	5,019,560
Net amortization/accretion	(3,343,175)	431	-	(114,051)	(3,456,795)
Purchases	7,726,572	-	-	-	7,726,572
Sales	(2,211,968)	-	(4,727)	-	(2,216,695)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(19,841,841)	-	-	-	(19,841,841)
Balance as of 1/31/12	$212,565,412	$7,298	$2,448,430	$2,872,681	$217,893,821
Net change in unrealized appreciation/(depreciation) from positions still held at 1/31/12	$4,492,219

For the period ended January 31, 2012, there were no transfers from Level 2 to Level 3.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of certain CMBS securities are determined through the use of a pricing methodology that uses as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	March 30, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	March 30, 2012

By:	/s/ Ramalingam Ganesh

Ramalingam Ganesh
Chief Financial Officer

Date:	March 30, 2012